NOTE 4. PRO FORMA ADJUSTMENTS (Tables)	Jan. 18, 2023
Business Combination and Asset Acquisition [Abstract]
NOTE 4. PRO FORMA ADJUSTMENTS - Audited Pro Forma Combined Balance Sheet

QUALITY INDUSTRIAL CORP
AUDITED PRO FORMA COMBINED BALANCE SHEET

	Quality Industrial Corp.	Quality International FZC	Pro Forma Adjustments	Pro Forma Combined
ASSETS	December 31, 2022	December 31, 2022		December 31, 2022
Current assets
Cash and cash equivalents	3,136	1,309,429	—	1,312,565
Other current assets	10,958	110,278,398	—	110,289,356
Total current assets	14,094	111,587,827	—	111,601,921

Non- Current assets

Investment	82,000,000	—	(82,000,000)	—
Property Plant & Equipment	—	1,365,585	—	1,365,585
Capital WIP	—	1,884,569	—	1,884,569
Furniture, Fixtures & Office Equipment	—	156,370	—	156,370
Lease Hold Improvements & Building	—	17,390,067	—	17,390,067
Right of Use assets	—	11,906,654	—	11,906,654
Goodwill	—	—	56,387,027	56,387,027
Total other assets	82,000,000	32,703,245	(25,612,973)	89,090,272
Total Assets	82,014,094	144,291,072	(25,612,973)	200,692,193
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities
Accounts payable and accrued liabilities	1,260,220	43,289,973	—	44,550,194
Other Current Liabilities	81,079,230	19,056,696	—	100,135,926
Total current liabilities	82,339,450	62,346,669	—	144,686,119

Long Term liabilities
Convertible Notes	1,100,000	—	—	1,100,000
Other long term liabilities	—	28,028,680	—	28,028,680
Total Long-Term Liabilities	1,100,000	28,028,680	—	29,128,680
Stockholders' Equity
Preferred stock; $0.001 par value; 1,000,000 shares authorized; 0 and 0 shares issued and outstanding as of as of December 31, 2022, and December 31, 2021, respectively	—	—	—	—
Common stock; $0.001 par value; 200,000,000 shares authorized; 102,883,709 and 94,738,209 shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively	102,886	—	—	102,886
Additional paid-in capital	12,174,975	49,255,718	(49,255,718)	12,174,975
Retained Earnings/ accumulated Deficit	(13,703,217)	4,660,005	—	(9,043,212)
Minority Interest	—	—	23,642,745	23,642,745
Total stockholders' Equity	(1,425,356)	53,915,723	(25,612,973)	26,877,394
Total liabilities and stockholders' Equity	82,014,094	144,291,072	(25,612,973)	200,692,193

NOTE 4. PRO FORMA ADJUSTMENTS - Audited Pro Forma Combined Statement of Information

QUALITY INDUSTRIAL CORP.
AUDITED PRO FORMA COMBINED STATEMENT OF OPERATIONS

	Quality Industrial Corp.	Quality International Co Ltd FZC	Proforma Adjustments	Pro Forma Combined
	December 31, 2022	December 31, 2022		December 31, 2022
Revenue	—	65,603,673	—	65,603,673

Cost of revenues	—	43,931,541	—	43,931,541

Gross profit	—	21,672,132	—	21,672,132
Operating expenses	—	—	—	—
Professional fees	255,111	—	—	255,111
Product Development	—	—	—	—
General and administrative	115,000	11,101,017	—	11,216,017
Total operating expenses	370,111	11,101,017	—	11,471,128

Profit/ Loss from Operations	(370,111)	10,571,115	—	10,201,004

Non-Operating expenses
Interest on Convertible Notes	31,855	—	—	31,855
Interest expense	1,984	3,838,336	—	3,840,320
Loss on License Agreement	104,550	—	—	104,550
Depreciation	—	171,014	—	171,014
Total other expenses	138,389	4,009,350	—	4,147,739
Non-Operating Income
Other Non-Operating Income	—	262,932	—	262,932
Gain on settlement & forgiveness of debt	457,071	—	—	457,071
Total Non-Operating Income	457,071	262,932	—	720,003
Net loss/ profit	(51,429)	6,824,697	—	6,773,268